Note 22 - Income Tax Provision - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating losses	$ 5,645	$ 4,137
Stock basedd compensation	588	0
Asset basis differences	0	869
Interest expense carryforward	14	475
Total deferred tax assets	6,247	5,481
Deferred tax asset valuation allowance	(6,133)	(5,481)
Net deferred tax assets	114	0
Deferred tax liabilities:
Investment in EverOn	(114)	0
Total deferred tax liabilities	(114)	0
Net deferred taxes	$ 0	$ 0